Note 6 - Accrued Liabilities (Details) - Accrued Liabilities - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Accrued compensation	$ 1,440	$ 1,844
Warranty reserve	237	383
Other	1,742	2,153
	$ 3,419	$ 4,380